Share-based compensation - Measurement of fair values (Details 1)	12 Months Ended
Dec. 31, 2022 R$ / shares
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 04/01/2020 - 1st and 2nd program
Share-based compensation
Currency	R$
Exercise price	R$ 9.58
Share price at grant date	R$ 21.68
Interest rate	24.19%
Volatility (% p.a.)	1.53%
Fair value at grant date	R$ 0.48
Expected life (weighted-average)	3 years 8 months 12 days
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 04/01/2021 - 3rd program
Share-based compensation
Currency	R$
Exercise price	R$ 19.84
Share price at grant date	R$ 21.68
Interest rate	27.73%
Volatility (% p.a.)	2.66%
Fair value at grant date	R$ 1.81
Expected life (weighted-average)	4 years 3 months 18 days
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 04/01/2021 - 4th program
Share-based compensation
Currency	R$
Exercise price	R$ 19.84
Share price at grant date	R$ 21.68
Interest rate	27.73%
Volatility (% p.a.)	2.66%
Fair value at grant date	R$ 1.85
Expected life (weighted-average)	4 years 3 months 18 days
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 04/01/2022
Share-based compensation
Currency	US$
Exercise price	R$ 16.75
Share price at grant date	R$ 17.5
Interest rate	27.44%
Volatility (% p.a.)	0.39%
Fair value at grant date	R$ 3.37
Expected life (weighted-average)	3 years
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 08/01/2022
Share-based compensation
Currency	US$
Exercise price	R$ 15
Share price at grant date	R$ 11.5
Interest rate	27.44%
Volatility (% p.a.)	2.60%
Fair value at grant date	R$ 1.08
Expected life (weighted-average)	2 years 4 months 24 days
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 09/01/2022
Share-based compensation
Currency	US$
Share price at grant date	R$ 8.13
Interest rate	27.44%
Volatility (% p.a.)	3.26%
Fair value at grant date	R$ 0.65
Expected life (weighted-average)	2 years 4 months 24 days
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 09/01/2022 | Top of range
Share-based compensation
Exercise price	R$ 16.95
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 09/01/2022 | Bottom of range
Share-based compensation
Exercise price	R$ 16.75
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 10/01/2022
Share-based compensation
Currency	US$
Exercise price	R$ 17.5
Share price at grant date	R$ 9.39
Interest rate	27.44%
Volatility (% p.a.)	3.83%
Fair value at grant date	R$ 0.26
Expected life (weighted-average)	2 years 4 months 24 days
Equity-settled share-based payment arrangement | Incentive stock options (ISO) | 10/01/2022
Share-based compensation
Currency	US$
Exercise price	R$ 16.75
Share price at grant date	R$ 9.39
Interest rate	27.44%
Volatility (% p.a.)	3.83%
Fair value at grant date	R$ 0.44
Expected life (weighted-average)	2 years 3 months 18 days
Equity-settled share-based payment arrangement | Restricted stock units (RSU) | 10/01/2022
Share-based compensation
Currency	US$
Share price at grant date	R$ 9.39
Interest rate	27.44%
Volatility (% p.a.)	3.83%
Fair value at grant date	R$ 9.39
Expected life (weighted-average)	3 years 8 months 12 days
Equity-settled share-based payment arrangement | Restricted stock units (RSU) | 11/01/2022
Share-based compensation
Currency	US$
Share price at grant date	R$ 8.29
Interest rate	27.44%
Volatility (% p.a.)	4.07%
Fair value at grant date	R$ 8.29
Expected life (weighted-average)	3 years 6 months
Cash-settled share-based payment arrangement | Stock options plan (SOP) | 04/01/2020 - 2nd Program
Share-based compensation
Currency	R$
Exercise price	R$ 9.58
Share price at grant date	R$ 21.68
Interest rate	1.53%
Volatility (% p.a.)	24.19%
Fair value at grant date	R$ 7.76
Expected life (weighted-average)	3 years 8 months 12 days
Cash-settled share-based payment arrangement | Stock options plan (SOP) | 04/01/2020 - 2nd Program | Remeasured date December 31, 2022
Share-based compensation
Currency	R$
Exercise price	R$ 9.58
Share price at grant date	R$ 34.18
Interest rate	6.16%
Volatility (% p.a.)	31.71%
Fair value at grant date	R$ 26.03
Expected life (weighted-average)	3 years 8 months 12 days
Cash-settled share-based payment arrangement | Stock options plan (SOP) | 10/06/2021 - 3rd program
Share-based compensation
Currency	R$
Exercise price	R$ 19.84
Share price at grant date	R$ 21.68
Interest rate	27.73%
Volatility (% p.a.)	2.66%
Fair value at grant date	R$ 16.86
Expected life (weighted-average)	4 years 3 months 18 days
Cash-settled share-based payment arrangement | Stock options plan (SOP) | 10/06/2021 - 3rd program | Remeasured date December 31, 2022
Share-based compensation
Currency	R$
Exercise price	R$ 19.84
Share price at grant date	R$ 34.18
Interest rate	6.13%
Volatility (% p.a.)	31.71%
Fair value at grant date	R$ 17.35
Expected life (weighted-average)	4 years 3 months 18 days
Cash-settled share-based payment arrangement | Stock options plan (SOP) | 10/21/2021 - 4th program
Share-based compensation
Currency	R$R$
Exercise price	R$ 19.84
Share price at grant date	R$ 21.68
Interest rate	27.73%
Volatility (% p.a.)	2.66%
Fair value at grant date	R$ 16.86
Expected life (weighted-average)	4 years 3 months 18 days
Cash-settled share-based payment arrangement | Stock options plan (SOP) | 10/21/2021 - 4th program | Remeasured date December 31, 2022
Share-based compensation
Currency	R$
Exercise price	R$ 19.84
Share price at grant date	R$ 34.18
Interest rate	6.13%
Volatility (% p.a.)	31.71%
Fair value at grant date	R$ 17.34
Expected life (weighted-average)	4 years 3 months 18 days
Cash-settled share-based payment arrangement | Stock options plan (SOP) | 10/11/2022
Share-based compensation
Currency	US$
Exercise price	R$ 16.75
Share price at grant date	R$ 9.98
Interest rate	3.83%
Volatility (% p.a.)	27.44%
Fair value at grant date	R$ 2.1
Expected life (weighted-average)	2 years 3 months 18 days
Cash-settled share-based payment arrangement | Stock options plan (SOP) | 10/11/2022 | Remeasured date December 31, 2022
Share-based compensation
Currency	US$
Exercise price	R$ 16.75
Share price at grant date	R$ 6.55
Interest rate	3.83%
Volatility (% p.a.)	31.71%
Fair value at grant date	R$ 0.43
Expected life (weighted-average)	2 years 3 months 18 days